Derivative Instruments and Hedging Activities - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts (Detail) - Foreign Currency Option Contracts [Member]
₨ in Thousands, $ in Thousands
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)
Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional Amount | $		$ 499,602
March 31, 2018 Current Liabilities (INR)	₨ 0
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, notional amount | $		5,852		$ 12,111
Prepaid Expenses and Other Current Asset [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, value	48,837		₨ 63,818
Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, value			₨ 61,120
Other Liabilities [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Other Liabilities	₨ 331,314	$ 5,089